Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net income	¥ 558,857	$ 79,915	¥ 475,445	¥ 1,009,494
Other comprehensive income, net of tax
Foreign currency translation adjustments	(145,751)	(20,842)	112,131	76,990
Fair value fluctuation of available-for-sale investments, net of tax of nil (Note 5)	945	135
Comprehensive income	412,413	58,974	599,135	1,078,005
Parent company
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net income	558,857	79,915	475,445	1,009,494
Other comprehensive income, net of tax
Foreign currency translation adjustments	(145,742)	(20,840)	111,932	77,162
Fair value fluctuation of available-for-sale investments, net of tax of nil (Note 5)	945	135
Comprehensive income	¥ 414,060	$ 59,210	¥ 587,377	¥ 1,086,656